ULTIMUS MANAGERS TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

FILED VIA EDGAR

March 5, 2025

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Ultimus Managers Trust (the “Trust”)
Post-Effective Amendment No. 264 to the Registration Statement on Form N-1A
File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

This letter is being transmitted by the Trust, pursuant to Rule 497(j) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(j), and on behalf of the Trust, I hereby certify that the forms of (i) Ultra Shares Prospectus on behalf of Westwood Quality Value Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Quality AllCap Fund, Westwood Income Opportunity Fund, Westwood Alternative Income Fund, and Westwood Salient MLP & Energy Infrastructure Fund and (ii) Statement of Additional Information on behalf of Westwood Alternative Income Fund, Westwood Broadmark Tactical Growth Fund, Westwood Broadmark Tactical Plus Fund, Westwood Income Opportunity Fund, Westwood Multi-Asset Income Fund, Westwood Quality AllCap Fund, Westwood Quality MidCap Fund, Westwood Quality SmallCap Fund, Westwood Quality SMidCap Fund, Westwood Quality Value Fund, Westwood Real Estate Income Fund, and Westwood Salient MLP & Energy Infrastructure Fund, that would have been filed pursuant to paragraph (c) of Rule 497 for each of these series of the Trust would not have differed from those contained in Post-Effective Amendment No. 264 (SEC Accession No. 0001580642-25-001226) to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on February 28, 2025.

Please direct any comments or questions to the undersigned at 513.577.1693. Thank you.

Sincerely,

/s/ Karen Jacoppo-Wood

Karen Jacoppo-Wood

Secretary of the Trust